Submission	Jul. 18, 2025
Submission [Line Items]
Central Index Key	0001941500
Registrant Name	Multi Ways Holdings Limited
Registration File Number	333-286220
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES